Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalent Balances

Cash and cash equivalent balances at December 31 are summarized as follows:

(in thousands)	2012	2011
Cash and cash equivalents in domestic accounts	$152,373	263,853
Cash and cash equivalents in foreign accounts	95,239	52,484

Total	$247,612	316,337